COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Loss Contingencies [Line Items]
Accrued interest	$ 1,164
Minimum [Member]
Loss Contingencies [Line Items]
Royalties rate	3.00%
Maximum [Member]
Loss Contingencies [Line Items]
Royalties rate	3.50%